Financial Instruments - Summary of Allowance for Impairment in Respect of Trade Receivables and Contract Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
At beginning of period	$ 124	$ 3
Impairment loss recognized	43	121
Write-off	(37)
Reversal of impairment	(87)
At end of period	$ 43	$ 124